Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Segment As Adjusted EBITDA
Segment Adjusted EBITDA

		Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	Note	€m	€m	€m
Profit for the year		136.7	227.1	192.7
Taxation		8.6	50.8	60.9
Net financing costs		180.1	109.1	86.8
Depreciation and amortization		109.4	96.9	95.0
Exceptional items	7	78.4	69.5	72.5
Other add-backs		9.5	11.7	27.1
Adjusted EBITDA		522.7	565.1	535.0

External Revenue and Non-current Assets by Geography
External revenue by geography

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
	€m	€m	€m
United Kingdom	829.3	879.6	869.4
Italy	390.5	392.5	377.8
Germany	375.3	384.8	397.2
France	214.3	212.6	209.3
Croatia	145.6	141.8	136.3
Sweden	142.6	134.6	138.1
Serbia	132.3	130.8	117.5
Austria	128.3	132.1	126.9
Norway	120.9	121.1	124.2
Spain	80.9	83.2	82.7
Switzerland	78.5	80.7	80.4
Rest of Europe	394.0	406.0	384.7
Total external revenue by geography	3,032.5	3,099.8	3,044.5

Non-current assets by geography

	December 31, 2025	December 31, 2024
	€m	€m
United Kingdom	161.9	174.9
Germany	145.5	134.7
Serbia	69.2	65.8
Italy	67.5	67.4
Croatia	64.4	58.3
Ireland	36.2	34.4
Norway	22.4	23.3
Sweden	7.9	18.6
Rest of Europe	71.2	69.6
Total non-current assets by geography	646.2	647.0